Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Subsidiaries
20	Subsidiaries

The following list contains the particulars of major subsidiaries of the Group, all of which are limited companies established and operated in the PRC.

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2020
Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation (“Jinmao”)	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	USD 50,000	—	100.00	—	Production of polyethylene products
Shanghai Jinshan Trading Corporation (“JMGJ”)	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”) (a)	RMB 400,000	—	100.00	—	Trading of petrochemical products

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2019
Toufa	RMB 1,000,000	100.00	100.00	—	Investment management
Jinmao	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Jinchang	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Jinfei	USD 50,000	—	100.00	—	Production of polyethylene products
JMGJ	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products

The total comprehensive income attributable to non-controlling interests for the year ended 31 December 2020 is RMB 11,326 thousands (2019: comprehensive loss amounted RMB 11,437 thousands, 2018: comprehensive loss amounted RMB 113 thousands).

On 23 August 2019, the Group disposed 75% share of Zhejiang Jin Yong Acrylic Fiber Company Limited, a former subsidiary of the Group, due to its bankruptcy and liquidation. The disposal loss amounted RMB 60,951 thousands was included in Other gains – net (Note 9) for the year ended 31 December 2019.

(a)

On 30 June 2020, one of the Company’s subsidiaries, Toufa acquired 100% share of Zhejiang Zhonghang Oil Petrochemical Storage and Transportation Co., Ltd., renamed as Jinlian, from China Aviation Oil Group Logistics Co., Ltd., with the total purchase consideration of RMB 340,369 thousands.

The assets and liabilities recognized as a result of the acquisition as at 30 June 2020 are as follows:

Fair value RMB’000
Cash and cash equivalents	54
Property, plant and equipment (Note 17)	275,715
Trade and other receivables	5
Right-of-use assets (Note 16)	102,283
Trade and other payables	(867)
Deferred tax liabilities	(36,715)

Net identifiable assets acquired	340,475

Add: Other operating income	(106)

Purchase consideration	340,369

The acquired business contributed revenue of RMB 293,197 thousands and net loss of RMB 11,024 thousands to the Group for the period from 1 July 2020 to 31 December 2020.